FINANCING RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-term:
Total short-term financing receivables	¥ 1,528,160		¥ 2,982,857
Allowance for credit losses	(174,478)		(147,330)
Total short-term financing receivables, net	1,353,682	$ 193,574	2,835,527
Financing receivables from consolidated trusts
Short-term:
Total short-term financing receivables	1,348,814		2,830,180
Financing receivables from microloan platforms
Short-term:
Total short-term financing receivables	¥ 179,346		¥ 152,677